Investments accounted for using the equity method - summary of investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method	€ 1,871	€ 1,866
Investments in associates accounted for using equity method	94	96
Investments in other entities accounted for using equity method	44	40
Investments accounted for using the equity method	2,009	2,002
FCA Bank S.p.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method	€ 1,501	€ 1,360
Ownership percentage	50.00%	50.00%
Tofas-Turk Otomobil Fabrikasi A.S.
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method	€ 240	€ 233
Ownership percentage	37.90%	37.90%
GAC Fiat Chrysler Automobiles Co.
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method	€ 107	€ 216
Ownership percentage	50.00%	50.00%
Others
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method	€ 23	€ 57